Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Abstract]
Financial instrument outstanding with contract amount representing credit risk
At December 31, 2013 and 2012, the following financial instruments were outstanding whose contract amounts represent credit risk:

	Contract Amount
	2013	2012

Commitments to Extend Credit	$65,688,000	$64,147,000
Standby Letters of Credit	1,411,000	1,141,000